FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENT (Details 1 ) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current
Cash and cash equivalents	$ 286,056	$ 270,189	$ 237,295	$ 127,901
Non-current	1,096,510	690,927
Assets	1,608,996	1,080,262
Current
Trade and other payables	189,614	98,067
Liability measured at fair value	25,822	14,387
Other liabilities	6,473	11,032
Non-current
Other provisions (CVR)	92,671	17,144
Measured At Amortized Costs [Member]
Current
Cash and cash equivalents	286,056	270,189
Accounts receivable	17,478	2,354
Derivative Financial Instrument
Non-current
Other receivables and assets
Assets	303,534	272,543
Current
Trade and other payables	189,614	98,067
Derivative Financial Instrument
Loan and debentures	92,497	78,115
Liability measured at fair value
Other liabilities	18,933	14,190
Non-current
Derivative Financial Instrument
Loan and debentures	132,238	202,474
Liability measured at fair value
Deferred consideration (NSR)
Other provisions (CVR)
Other liabilities	6,473	11,032
Total	439,755	403,878
Fair Value Through Profit Loss [Member]
Current
Cash and cash equivalents
Accounts receivable	2,321	13,480
Derivative Financial Instrument
Non-current
Other receivables and assets
Assets	2,321	13,480
Current
Trade and other payables
Derivative Financial Instrument	139,354	19,302
Loan and debentures	7,051	3,892
Liability measured at fair value	1,012	3,362
Other liabilities
Non-current
Derivative Financial Instrument	265,343	105,024
Loan and debentures	179,382	158,623
Liability measured at fair value	25,822	14,387
Deferred consideration (NSR)	23,643
Other provisions (CVR)	11,982
Other liabilities
Total	653,589	304,590
Fair Value Through O C I [Member]
Current
Cash and cash equivalents
Accounts receivable
Derivative Financial Instrument	4,418
Non-current
Other receivables and assets	9,691	3,454
Assets	14,109	3,454
Current
Trade and other payables
Derivative Financial Instrument
Loan and debentures
Liability measured at fair value
Other liabilities
Non-current
Derivative Financial Instrument		15,164
Loan and debentures
Liability measured at fair value
Deferred consideration (NSR)
Other provisions (CVR)
Other liabilities
Total		$ 15,164